Non-controlling interest (Narrative) (Details) - 1 months ended Sep. 30, 2022 - LPV [Member] - CPC [Member] $ in Thousands, $ in Thousands	USD ($)	CAD ($)	USD ($)
Disclosure of subsidiaries [line items]
Cash investment		$ 20,000
Vanadium assets invested		$ 7,264	$ 5,503
Cash received from other investors	$ 10,220
Share issue related cost	$ 638